Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash And Cash Equivalents

	2022	2021
	€	€
Cash and cash equivalents	161,837,429	209,353,132
	161,837,429	209,353,132